Items (Details) - $ / shares	24 Months Ended
	Dec. 31, 2015	Jan. 02, 2014
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,574,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.25	$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	574,000